Federated Hermes MDT Small Cap Core Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	23.81%	13.86%	12.54%
Russell 2000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[3]	11.54%	7.40%	7.81%
Morningstar Small Blend Funds Category[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.89%	7.99%	7.33%
A
Prospectus [Line Items]
Average Annual Return, Percent
A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	8.65%	8.97%
C
Prospectus [Line Items]
Average Annual Return, Percent
C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.57%	8.99%	8.92%
IS
Prospectus [Line Items]
Average Annual Return, Percent
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.66%	8.92%	8.53%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.78%	7.69%	7.52%
IS | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	10.17%	9.87%
R6
Prospectus [Line Items]
Average Annual Return, Percent
R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.83%	10.17%	9.82%

[1]	The Russell 3000 Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[2]	The Russell 3000® Index is a broad-based benchmark that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
[3]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 6% of the total market capitalization of the Russell 3000® Index.